Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	44 Months Ended	60 Months Ended	86 Months Ended	104 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000202289
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.78%)	0.04%		(0.94%)			0.76%
C000202290
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.17%)	2.43%		(0.88%)			0.57%
C000202295
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.34%)	0.54%		(1.71%)			0.20%
C000202296
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.71%)	2.96%		(1.63%)			0.02%
C000202275
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.05%)	2.68%		6.37%			4.18%
C000202276
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.31%)	5.29%		6.53%			4.02%
C000202301
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.50%)	0.84%		(2.06%)			0.26%
C000202302
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)	3.15%		(2.00%)			0.06%
C000202256
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.46%)	3.48%		4.09%			3.07%
C000202257
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.30%)	4.34%		3.86%			2.71%
C000202280
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.73%)	3.37%		2.04%			1.54%
C000202281
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	3.96%		1.77%			1.16%
C000228901
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.33%)	2.31%	1.05%
Without Sales Load [Member] | C000202291
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.69%)	4.47%		0.12%			1.44%
Without Sales Load [Member] | C000202289
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.82%)	4.21%		(0.13%)			1.17%
Without Sales Load [Member] | C000202290
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.20%)	3.43%		(0.88%)			0.57%
Without Sales Load [Member] | C000202293
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)	4.52%		0.18%			1.50%
Without Sales Load [Member] | C000202292
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.05%)	3.95%		(0.40%)			0.92%
Without Sales Load [Member] | C000202297
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.24%)	4.99%		(0.64%)			0.88%
Without Sales Load [Member] | C000202295
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.35%)	4.73%		(0.90%)			0.61%
Without Sales Load [Member] | C000202296
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.73%)	3.96%		(1.63%)			0.02%
Without Sales Load [Member] | C000202298
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.10%)	5.18%		(0.58%)			0.94%
Without Sales Load [Member] | C000202277
Average Annual Return [Line Items]
Average Annual Return, Percent	1.17%	7.34%		7.60%			4.95%
Without Sales Load [Member] | C000202273
Average Annual Return [Line Items]
Average Annual Return, Percent	0.85%	6.85%		7.26%			4.64%
Without Sales Load [Member] | C000202275
Average Annual Return [Line Items]
Average Annual Return, Percent	0.99%	6.96%		7.24%			4.61%
Without Sales Load [Member] | C000202276
Average Annual Return [Line Items]
Average Annual Return, Percent	0.67%	6.28%		6.53%			4.02%
Without Sales Load [Member] | C000202279
Average Annual Return [Line Items]
Average Annual Return, Percent	1.08%	7.29%		7.67%			5.04%
Without Sales Load [Member] | C000202278
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%	6.72%		6.98%			4.32%
Without Sales Load [Member] | C000202303
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.40%)	5.30%		(1.00%)			0.94%
Without Sales Load [Member] | C000202301
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.52%)	5.04%		(1.26%)			0.67%
Without Sales Load [Member] | C000202302
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.00%)	4.15%		(2.00%)			0.06%
Without Sales Load [Member] | C000202305
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	5.36%		(0.95%)	0.98%
Without Sales Load [Member] | C000202304
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.64%)	4.78%		(1.50%)			0.43%
Without Sales Load [Member] | C000202258
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%	6.39%		4.88%			3.59%
Without Sales Load [Member] | C000202256
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%	6.13%		4.62%			3.33%
Without Sales Load [Member] | C000202257
Average Annual Return [Line Items]
Average Annual Return, Percent	0.69%	5.34%		3.86%			2.71%
Without Sales Load [Member] | C000202259
Average Annual Return [Line Items]
Average Annual Return, Percent	1.21%	6.45%		4.93%		3.63%
Without Sales Load [Member] | C000202282
Average Annual Return [Line Items]
Average Annual Return, Percent	1.57%	6.01%		2.77%			2.03%
Without Sales Load [Member] | C000202280
Average Annual Return [Line Items]
Average Annual Return, Percent	1.55%	5.75%		2.51%			1.77%
Without Sales Load [Member] | C000202286
Average Annual Return [Line Items]
Average Annual Return, Percent	1.63%	5.91%		2.69%			1.93%
Without Sales Load [Member] | C000202281
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	4.96%		1.77%			1.16%
Without Sales Load [Member] | C000202284
Average Annual Return [Line Items]
Average Annual Return, Percent	1.70%	6.07%		2.84%			2.09%
Without Sales Load [Member] | C000202283
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%	5.49%		2.28%			1.52%
Without Sales Load [Member] | C000228902
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%	6.84%	2.43%
Without Sales Load [Member] | C000228901
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%	6.57%	2.17%
Without Sales Load [Member] | C000228903
Average Annual Return [Line Items]
Average Annual Return, Percent	0.85%	6.89%	2.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%		0.32%			1.83%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%		0.32%			1.83%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%		0.32%			1.83%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%		0.32%			1.83%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%		0.32%			1.83%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%		0.32%			1.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%		0.32%			1.83%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%		0.32%			1.83%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%		0.32%			1.83%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%		0.32%		1.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	4.88%		(0.40%)			1.46%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%	(1.11%)
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%	(1.11%)
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%	(1.11%)
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	5.39%		(0.69%)			1.11%
Bloomberg GNMA Total Return Index Value Unhedged USD
Average Annual Return [Line Items]
Average Annual Return, Percent	0.16%	5.18%		(0.59%)			1.08%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	5.39%		(0.69%)			1.11%
Bloomberg GNMA Total Return Index Value Unhedged USD
Average Annual Return [Line Items]
Average Annual Return, Percent	0.16%	5.18%		(0.59%)			1.08%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	5.39%		(0.69%)			1.11%
Bloomberg GNMA Total Return Index Value Unhedged USD
Average Annual Return [Line Items]
Average Annual Return, Percent	0.16%	5.18%		(0.59%)			1.08%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	5.39%		(0.69%)			1.11%
Bloomberg GNMA Total Return Index Value Unhedged USD
Average Annual Return [Line Items]
Average Annual Return, Percent	0.16%	5.18%		(0.59%)			1.08%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	7.69%		7.28%			5.01%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	7.69%		7.28%			5.01%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	7.69%		7.28%			5.01%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	7.69%		7.28%			5.01%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	7.69%		7.28%			5.01%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	7.69%		7.28%			5.01%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	5.39%		(0.69%)			1.11%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	5.39%		(0.69%)			1.11%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	5.39%		(0.69%)			1.11%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	5.39%		(0.69%)	1.11%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	5.39%		(0.69%)			1.11%
Customized Reference Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%	7.57%		5.66%			4.12%
Customized Reference Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%	7.57%		5.66%			4.12%
Customized Reference Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%	7.57%		5.66%			4.12%
Customized Reference Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%	7.57%		5.66%		4.12%
ICE BofA 1-3 Year U.S. Corporate & Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%	5.65%		1.60%			1.75%
ICE BofA 1-3 Year U.S. Corporate & Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%	5.65%		1.60%			1.75%
ICE BofA 1-3 Year U.S. Corporate & Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%	5.65%		1.60%			1.75%
ICE BofA 1-3 Year U.S. Corporate & Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%	5.65%		1.60%			1.75%
ICE BofA 1-3 Year U.S. Corporate & Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%	5.65%		1.60%			1.75%
ICE BofA 1-3 Year U.S. Corporate & Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%	5.65%		1.60%			1.75%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	7.69%	3.01%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	7.69%	3.01%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	7.69%	3.01%